Segment Information - Schedule of Disaggregation of Revenues by Geographic Area (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	$ 69,276	$ 74,508
North America [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	32,289	45,255
Europe [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	27,500	22,273
Asia [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	8,786	5,723
Others [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	$ 701	$ 1,257